Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of presentation and principles of consolidation
(a)	Basis of presentation and principles of consolidation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). The accompanying consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company balances and transactions are eliminated upon consolidation.

Use of estimates
(b)	Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenue and expenses during the reported periods in the consolidated financial statements and accompanying notes. Accounting estimates reflected in the Group’s consolidated financial statements include, but not limited to, the allowance for receivable, the recoverability of long-lived assets and accounting for deferred income taxes and valuation allowance for deferred tax assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Cash
(c)	Cash

Cash consist of cash in bank and cash on hand. The Group’s demand deposits are held at financial institutions, which have original maturities of less than three months and are unrestricted as to withdrawal and use.

Credit losses
(d)	Credit losses

On January 1, 2023, the Group adopted Accounting Standards Update (“ASU”) 2016-13 “Financial Instruments — Credit Losses” (Topic 326). Measurement of Credit Losses on Financial Instruments,” by using an aging schedule method in combination with current situation adjustment, which replaces the previous incurred loss impairment model. The expected credit loss impairment model requires the entity to recognize its estimate of expected credit losses for affected financial assets using an allowance for credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The adoption of ASU 2016-13 did not have a material impact on the Group’s financial statements.

The Group’s accounts receivable, amounts due from related parties, and deposits, other receivables which are included prepaid expenses and other current assets line item in the balance sheet are within the scope of ASC Topic 326. The Group uses an aging schedule method in combination with current situation adjustment, to determine the loss rate of receivable balances and evaluate the expected credit losses on an individual basis. When establishing the loss rate, the Group makes the assessment based on various factors, including aging of receivable balances, historical experience, credit-worthiness of debtor, current economic conditions, reasonable and supportable forecasts of future economic, and other factors that may affect the Group’s ability to collect from the debtors. The Group also applies current situation adjustment to provide specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected.

Expected credit losses are included in general and administrative expenses in the consolidated statements of operations and comprehensive loss. After all attempts to collect a receivable have failed, the receivable is written off against the allowance.

Accounts receivable, net
(e)	Accounts receivable, net

Accounts receivable, net is stated at the original amount less an allowance for doubtful receivable. Accounts receivable are recognized in the period when the Group has provided services to its customers and when its right to consideration is unconditional. Allowance for doubtful receivables were $10,265 and $7,299 as of December 31,2024 and 2023, respectively.

Property and equipment, net
(f)	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Vehicle	5 years
Office and electric equipment	3 years
Leasehold improvement	5 years

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of loss.

Deferred offering costs
(g)	Deferred offering costs

Deferred offering costs consist of legal, consulting, underwriting fees and other costs incurred through the balance sheet date that are directly related to the proposed public offering. These costs, together with the underwriting discounts and commissions, will be charged to additional paid-in capital, net against the gross proceeds, upon completion of the proposed public offering. Should the proposed public offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations.

Operating leases
(h)	Operating leases

The Group adopted ASC 842 on January 1, 2021.

The adoption of Topic 842 resulted in the presentation of operating lease right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease; (2) lease classification for any expired or existing leases as of the adoption date; and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less. The Group recognizes lease expense for short-term leases on a straight-line basis over the lease term.

Right-of-use assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Right-of-use assets is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. There was no impairment for right-of-use lease assets as of December 31, 2024 and 2023. Lease liabilities are recognized at the commencement date based on the present value of the remaining future minimum lease payments. As the interest rate implicit in the Group’s leases is not readily determinable, the Group utilizes its incremental borrowing rate, determined by class of underlying asset, to discount the lease payments.

Some of the Group’s lease agreements contained renewal options; however, the Group did not recognize right-of-use assets or lease liabilities for renewal periods unless it was determined that the Group was reasonably certain of renewing the lease at inception or when a triggering event occurred. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Group’s lease agreements did not contain any material residual value guarantees or material restrictive covenants.

The Group leases offices space under non-cancellable operating leases. The Group considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities.

The Group determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease.

As of December 31, 2024 and 2023, the Group had no long-term leases that were classified as a financing lease, and the Group’s lease contracts only contain fixed lease payments and do not contain any residual value guarantee.

The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Impairment of long-lived assets
(i)	Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows.

No impairment of long-lived assets was recognized for the years ended December 31, 2024, 2023 and 2022.

Fair value measurement
(j)	Fair value measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
●	Level 3 — inputs to the valuation methodology are unobservable.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. In situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects management’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by management based on the best information available in the circumstances.

Financial assets and liabilities of the Group primarily consist of cash, accounts receivable, amounts due from related parties, other receivables, accounts payable, borrowings, amounts due to related parties, other payables. The carrying amounts of the Group’s financial instruments, including cash, accounts receivable, amounts due from related parties, other receivables, accounts payable, borrowings, amounts due to related parties, other payables, approximate their fair values because of their short-term nature.

Revenue recognition
(k)	Revenue recognition

The Group recognized its revenue under ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). The core principle underlying the revenue recognition of ASC606 allows the Group to recognize revenue that represents the transfer of goods and services to customers in an amount that reflects the consideration to which the Group expects to be entitled in such exchange. This will require the Group to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer.

To achieve that core principle, the Group applies five-step model to recognize revenue from customer contracts. The five-step model requires the Group to (i) identify the contract with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur; (iv) allocate the transaction price to the respective performance obligations in the contract; and (v) recognize revenue when (or as) the Group satisfies the performance obligation.

The Group derives its revenues principally from providing business consulting service and IT customization service.

Revenue recognition policies for each type of revenue stream are as follows:

Business consulting

The Group provides a wide range of business consulting services to customers of various industries, from business strategy advisory, to design of business workflows and processes, brand and reputation, as well as digital marketing in achieving organization objectives such as enhancing cost efficiency, productivity and customer experience etc.

The Group provides a series of business consulting services which is interrelated as one promise to support the customers to achieve brand strategy and marketing strategy development. No variable consideration, significant financing component, or non-cash payment is identified in the arrangements for transaction price with the customers. The revenue is recognized at a point in time when the legal title and control of the service has been transferred, being when the project solution is delivered, and accepted by the customer, there is no unfulfilled obligation that could affect the customers’ acceptance of the products and services, and it is highly probable that a significant reversal will not occur. There is no significant returns, refund and other similar obligations during each reporting period.

IT customization

The Group offers IT customization services in providing customer comprising tailored made IT solutions or the packaged software solutions in meeting the customer’s objectives. It covers end-to-end solutions including IT consultancy, design of the system architecture, planning and design of the solution, implementation, quality assurance as well as maintenance support services.

IT consulting

The Group provides a series of IT consulting service which is interrelated as one promise to develop customized software solutions.

The contract payment is made by the customers as agreed in the contract, and no variable consideration, significant financing component, or non-cash payment is identified in the arrangements for transaction price with the customers. The revenue is recognized at a point in time when the customized software solution is successfully completed, delivered and accepted by customers. There is no significant returns, refund and other similar obligations during each reporting period.

Management software

The Group offers a range of management software solutions to customers via an annual subscription-based model, support services are generally included in the subscription. The Group also provides initial setup and training services to customers before their software subscription. The Group has identified that the nature of one overall promise to customers as the provision of a software solution comprising the one-year subscription of software in a cloud-based infrastructure hosted by the Group, well set-up and implemented with a session of training, which is needed to allow the customer to access the software functionality, and has accounted for the promise as one combined performance obligation.

The customer simultaneously received and consumed the benefits provided by the Group during the contract period. Thus, revenue from management software is recognized over time on a ratable basis over one year, starting from the date that the software is made available to the customers.

The contract payment is made by the customers in advance, and not subject to any variable consideration, refund, cancellation or termination provision. No significant financing component, noncash payment identified in the arrangements with customers.

Others

The Group also generates revenue from selling event tickets on behalf of merchants in its own platform. The Group identifies one performance obligation in this business, which is to transfer control of an event ticket on behalf of merchants to a ticker buyer once an order has been confirmed. Payment from the ticket buyers is typically due upon order confirmation or delivery of the tickets.

The Group acts as an agent and recognizes revenue on a net basis at a point in time when the delivery of the ticket is in place, as the Group is not responsible for transferring the ticket service to the customer, and the Group does not bear any inventory risk.

Disaggregation of revenues

The following tables illustrates the disaggregation of revenue by revenue stream for the years ended December 31, 2024, 2023 and 2022:

	For the years ended December 31,
	2024	2023	2022
Business consulting service	$112,250	$321,716	$629,434
IT customization	337,438	1,155,229	633,465
(i) IT consulting	52,308	571,592	522,013
(ii) Management software	285,130	583,637	111,452
Others	15,747	6,164	-
Total revenues	$465,435	$1,483,109	$1,262,899

The following tables illustrates the disaggregation of revenue by timing of revenue recognition for the years ended December 31, 2024, 2023 and 2022:

	For the years ended December 31,
	2024	2023	2022
Point in time	$180,305	$899,472	$1,151,447
Over time	285,130	583,637	111,452
Total revenues	$465,435	$1,483,109	$1,262,899

Contract balances

When the Group begins to deliver the products or services pursuant to the performance obligations in the contract, the Group presents the contract in the consolidated balance sheet as a contract asset or a contract liability, depending on the relationship between the Group’s performance and the customer’s payment.

The contract assets consist of accounts receivable and contract costs. Accounts receivable represent revenue recognized for the amounts invoiced when the Group has satisfied its performance obligation and has unconditional right to the payment. Contract costs are deferred for the contract preparation and will be recognized as cost of revenues when goods or services are transferred to customers. The Group recognized incremental commission costs of obtaining management software contracts with customers and incurred costs to fulfill service contract before service is provided to a customer as contract asset and amortized to cost in a pattern that matches the timing of the revenue recognition of the related contract. The Group’s contract assets were $138,740 and $341,808 as of December 31, 2024 and 2023, respectively. The cost recognized for the years end December 31, 2024, 2023 and 2022 that was included in the contract asset balance at the beginning of the period were $310,271 and $268,509 and nil, respectively.

The contract liabilities consist of deferred revenue, which represents the billings or cash received for services in advance of revenue recognition and is recognized as revenue when all the Group’s revenue recognition criteria are met. Contract assets and contract liabilities are reported in a net position on an individual contract basis at the end of each reporting period. The Group’s deferred revenue was $409,654 and $572,186 as of December 31, 2024 and 2023, respectively. The revenue recognized for the years end December 31, 2024, 2023 and 2022 that was included in the contract liability balance at the beginning of the period were $331,204, $547,737 and $173,852, respectively. All unsatisfied performance obligation will be performed within the next twelve months and no significant financing component is involved.

Other than accounts receivable and deferred revenue, the Group had no other material contract assets or contract liabilities recorded on its consolidated balance sheets as of December 31, 2024 and 2023.

Costs of revenue
(l)	Costs of revenue
Cost of revenue mainly comprised of direct labor costs, service fee paid to service suppliers, commission cost and generic cost.
Selling and marketing expenses
(m)	Selling and marketing expenses
Selling and marketing expenses mainly comprised of payroll expenses, marketing and advertising expenses and other expenses.
General and administrative expenses
(n)	General and administrative expenses

General and administrative expenses mainly comprised of payroll expenses, professional service expenses, rent and utilities expenses, travelling expenses, IPO bonus and other expenses related to general corporate functions.

Research and development expenses
(o)	Research and development expenses
Research and development expenses mainly comprised of system development expenses, payroll expenses, technical support and maintenance expenses and rent expenses.
Income taxes
(p)	Income taxes

The Group accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable, management estimated that it is more likely than not that the results of future operations will not generate sufficient taxable income to realize the deferred tax assets as of December 31, 2024, 2023 and 2022. Thus, management decided to record all of the valuation allowance. Valuation allowance amounted to $2,297,022 and $929,574 as of December 31, 2024 and 2023, respectively. While the Group consider the facts above, our projections of future income qualified tax-planning strategies may be changed due to the macroeconomic conditions and our business development. The deferred tax assets could be utilized in the future years if we make profits in the future, the valuation allowance shall be reversed.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of operations for the years ended December 31, 2024, 2023 and 2022, respectively. The Group will recognize interest and penalties, if any, related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statement of operations. Accrued interest and penalties will be included on the related tax liability line in the consolidated balance sheet.

The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Goods and services taxes
(q)	Goods and services taxes

The products and services sold in the Singapore are subject to a goods and services tax (“GST”). The products and services sold to the customers outside of Singapore are not subject to a GST. GST taxes are presented as a reduction of revenue. The GST are based on gross sales price. GST rate in Singapore is generally 9%, 8% and 7% for the years ended December 31,2024, 2023 and 2022, respectively. Entities that are GST general taxpayers are allowed to offset qualified input GST paid to suppliers against their output GST liabilities. Net GST balance between input GST and output GST is recorded in tax payable.

Employee benefits
(r)	Employee benefits

The full-time employees of the Group are entitled to the government mandated defined contribution plan. The Group is required to accrue and pay for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant government regulations, and make cash contributions to the government mandated defined contribution plan. Total expenses for the plans were $300,041, $134,063 and $78,445 for the years ended December 31, 2024, 2023 and 2022, respectively.

Foreign currency transactions and translations
(s)	Foreign currency transactions and translations

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in the consolidated statements of operations and comprehensive loss.

The reporting currency of the Group is United States Dollars (“US$”) and the accompanying financial statements have been expressed in US$. The Group’s subsidiaries in Singapore conduct their businesses and maintain its books and record in the local currency, Singapore Dollars (“SGD”), as their functional currency.

In general, for consolidation purposes, assets and liabilities of its subsidiaries whose functional currency is not US$ are translated into US$, in accordance with ASC Topic 830-30, “Translation of Financial Statement”, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of foreign subsidiary are recorded as a separate component of accumulated other comprehensive income (loss) within the statements of shareholders’ equity (deficit). Cash flows are also translated at average translation rates for the periods; therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of December 31,
	2024	2023	2022
Balance sheet items, except for equity accounts	1.3662	1.3193	1.3404
	For the Years Ended December 31,
	2024	2023	2022
Items in the statements of operations and comprehensive loss, and statements of cash flows	1.3363	1.3428	1.3787

Comprehensive loss
(t)	Comprehensive loss

Comprehensive loss consists of two components, net loss and other comprehensive loss. The foreign currency translation gain or loss resulting from translation of the financial statements expressed in SGD to USD is reported in other comprehensive loss in the consolidated statements of operations and comprehensive loss.

Loss per share
(u)	Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders, taking into consideration the deemed dividends to preferred shareholders (if any), by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net loss is allocated between ordinary shares and other participating securities based on their participating rights. Shares issuable for little to no consideration upon the satisfaction of certain conditions are considered as outstanding shares and included in the computation of basic loss per share as of the date that all necessary conditions have been satisfied. Net loss are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such share would be anti-dilutive. There were no dilutive ordinary share equivalents outstanding during the fiscal years ended December 31, 2024, 2023 and 2022.

Segment reporting
(v)	Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.

In November 2023, FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which expands public entities’ segment disclosures, among others, requiring disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss; an amount and description of its composition for other segment items; and interim disclosures of a reportable segment’s profit or loss and assets. This new guidance was effective beginning on this annual report for the year ended December 31, 2024, and applied retrospectively to all prior periods presented. The impact of the adoption of this guidance was not material to the financial position or results of operations, as the requirements impact only segment reporting disclosures in the notes to financial statements.

The Group’s CODM relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODM, the Group has only one reportable segment as defined by ASC 280. The single reportable segment contains revenues derived from business consulting service, IT customization and selling event tickets. Although the Group derives revenue mainly from these three kinds of services, services provided are essentially similar using the aggregation criteria in ASC 280-10-50-11, therefore, they are reported in a single reportable segment.

The Group does not distinguish between markets or segments for the purpose of internal reporting. As all of the Group’s revenues were generated from customers in SG and all of the Group’s long-lived assets are located in the SG, no geographical segments are presented. The CODM makes decisions on resource allocation, evaluates operating performance, and monitors budget versus actual results using net loss. There is no reconciling items or adjustments between segment loss and net loss as presented in our statements of operations. The CODM does not review assets in evaluating the segment results and therefore such information is not presented.

Commitments and contingencies
(w)	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Recent accounting pronouncements
(x)	Recent accounting pronouncements

The Group is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Group does not opt out of extended transition period for complying with any new or revised financial accounting standards. Therefore, the Group’s financial statements may not be comparable to companies that comply with public company effective dates.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). The intent of ASU 2023-09 is to improve the disclosures around a company’s rate reconciliation information and certain types of income taxes companies are required to pay. Specifically, these new disclosure requirements will provide more transparency regarding income taxes companies pay in the United States and other countries, along with more disclosure around a company’s rate reconciliation, among other new disclosure requirements, such that users of financial statements can get better information about how the operations, related tax risks, tax planning and operational opportunities of companies affect their effective tax rates and future cash flow prospects. ASU 2023-09 is effective for annual fiscal years beginning after December 15, 2024, with early adoption permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments under ASU 2023-09 should be applied on a prospective basis, although retrospective application is permitted. The Company is currently evaluating the potential impact of ASU 2023-09 on its consolidated financial statements and disclosures.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Both early adoption and retrospective application are permitted. The Company is currently evaluating the impact that the adoption of these standards will have on its Consolidated Financial Statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated balance sheets, statements of operations and comprehensive loss and statements of cash flows.